Lease obligations	12 Months Ended
Dec. 31, 2025
Lease Obligations
Lease obligations

11.	Lease obligations:

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending December 31:

2026	$318
2027	125
2028	76
2029	76
2030	56
$651

The following table presents payments for lease obligations:

	December 31,	December 31,
	2025	2024

Principal payments	$334	$345
Interest payments	44	47
Short-term lease payments	303	258
	$681	$650

The Company also has contractual undiscounted cash flows for short-term and low-value operating leases for equipment and maintenance that are not on the statements of financial position which require payments of $350 for the twelve months ending December 31, 2026.